Unaudited condensed consolidated interim cash flow statement - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Net cash outflow from operating activities	[1]	£ (1,036)	£ (540)
Investing activities
Acquisitions	[1]	(127)	(33)
Disposals of investments and subsidiaries		5	29
Purchases of property, plant and equipment		(42)	(82)
Purchases of intangible assets		(46)	(25)
Proceeds on disposal of property, plant and equipment		1	1
Net cash outflow from investing activities		(209)	(110)
Financing activities
Principal elements of lease payments		(120)	(140)
Cash consideration received from non-controlling interests		0	3
Cash consideration for purchase of non-controlling interests		(7)	(20)
Share repurchases and buybacks		(92)	(57)
Proceeds from borrowings		666	1,060
Repayment of borrowings		(418)	(13)
Repayment of borrowing related derivatives	[2]	(26)	0
Financing and share issue net costs		0	(6)
Dividends paid to non-controlling interests in subsidiary undertakings		(26)	(34)
Net cash (outflow)/inflow from financing activities		(23)	793
Net (decrease)/increase in cash and cash equivalents		(1,268)	143
Foreign exchange translation of cash and cash equivalents		(31)	(59)
Cash and cash equivalents at beginning of period		1,168	1,944
Cash and cash equivalents at end of period		£ 1,168	£ 1,944

[1]	Contingent consideration liability payments in excess of the amount determined at acquisition are recorded as operating activities.
[2]	Repayment of borrowing related derivatives was previously presented within Repayment of borrowings.